Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:

Laboratory equipment	$-	$64
Computers, office furniture and equipment	17	15

	17	79
Accumulated depreciation:

Laboratory equipment	-	43
Computers, office furniture and equipment	12	9

	12	52

Property and equipment, net	$5	$27

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $24, $7 and $15, respectively.